Introduction and overview of Group's risk management - Internal credit rating (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 220,893	$ 212,323
Number of customers	2
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	2
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	5
Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 193,797	188,621
Internal Credit Grades, First tier [Member] | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue percentage	80.00%
Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	$ 27,096	23,702
Internal Credit Grades, Second tier [Member] | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue percentage	20.00%
Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 135,665	86,782
Trade receivables and accrued revenue	237,232	233,528
Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	134,223	86,683
Trade receivables and accrued revenue	198,651	197,268
Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	1,442	99
Trade receivables and accrued revenue	38,581	36,260
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(16,339)	(21,205)
Accumulated impairment | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(4,854)	(8,647)
Accumulated impairment | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables and accrued revenue	(11,485)	(12,558)
Not due | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	24,152	61,571
Not due | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	22,524	57,540
Not due | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1,628	4,031
030 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	27,326	19,872
030 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	18,762	17,632
030 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	8,564	2,240
3160 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	9,009	19,604
3160 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	7,617	15,072
3160 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	1,392	4,532
6190 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	6,452	5,341
6190 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	4,409	1,128
6190 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2,043	4,213
Over 90 days | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	34,628	40,358
Over 90 days | Cost | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	11,116	19,213
Over 90 days | Cost | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	$ 23,512	$ 21,145